COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Aggregate minimum rental commitments, under non-cancelable leases, as of December 31, 2014, were as follows:

Year ended December 31,
2015	$102
2016	74
2017	11
Total	$187